PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Solution 2045 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 11.5%
536,754  Vanguard FTSE
Developed Markets
ETF
$ 34,395,196
7.0
226,612  Vanguard FTSE
Emerging Markets ETF
12,248,379
2.5
173,946  Vanguard Long-Term
Treasury ETF
9,628,781
2.0
Total Exchange-Traded
Funds
(Cost $51,692,696)
56,272,356
11.5
MUTUAL FUNDS : 88.4%
Affiliated Investment Companies : 88.4%
1,392,639  Voya High Yield Bond
Fund - Class R6
9,609,209
2.0
1,649,541  Voya Intermediate
Bond Fund - Class R6
14,449,983
3.0
1,476,694  Voya Large Cap Value
Fund - Class R6
19,433,298
4.0
441,634  Voya MI Dynamic
Small Cap Fund
- Class R6
6,103,375
1.2
1,808,347  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
24,268,011
5.0
7,869,138  Voya Multi-Manager
International Equity
Fund - Class I
90,573,781
18.6
1,157,078  Voya Multi-Manager
Mid Cap Value Fund
- Class I
10,864,960
2.2
410,401  Voya Russell
TM
Large
Cap Growth Index
Portfolio - Class I
31,925,124
6.5
81,362  Voya Small Cap
Growth Fund - Class
R6
3,660,492
0.7
8,244,199  Voya U.S. Stock Index
Portfolio - Class I
165,955,717
34.0
459,217  VY
®
Invesco Comstock
Portfolio - Class I
9,698,665
2.0
1,413,495  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
36,468,170
7.5
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
822,617  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
$ 8,546,992
1.7
Total Mutual Funds
(Cost $408,983,629)
431,557,777
88.4
Total Long-Term
Investments
(Cost $460,676,325)
487,830,133
99.9
Total Investments in
Securities
(Cost $460,676,325) $ 487,830,133 99.9
Assets in Excess of
Other Liabilities 390,107 0.1
Net Assets $ 488,220,240 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Solution 2045 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 56,272,356 $ — $ — $ 56,272,356
Mutual Funds 431,557,777 — — 431,557,777
Total Investments, at fair value $ 487,830,133 $ — $ — $ 487,830,133
Other Financial Instruments+
Futures 19,502 — — 19,502
Total Assets $ 487,849,635 $ — $ — $ 487,849,635
Liabilities Table
Other Financial Instruments+
Futures $ (171,920) $ — $ — $ (171,920)
Total Liabilities $ (171,920) $ — $ — $ (171,920)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 9,699,935 $ 817,012 $ (658,248) $ (249,490) $ 9,609,209 $ 140,512 $ 25,353 $ —
Voya Intermediate Bond Fund -
Class R6
14,517,042 3,654,107 (3,446,266) (274,900) 14,449,983 188,643 47,819 —
Voya Large Cap Value Fund -
Class R6
— 21,337,150 (238,467) (1,665,385) 19,433,298 — (16,474) —
Voya Large Cap Value Portfolio -
Class R6
19,580,309 2,596,192 (20,656,691) (1,519,810) — 22,079 293,034 2,119,906
Voya MI Dynamic Small Cap Fund
- Class R6
6,274,056 238,940 (148,416) (261,205) 6,103,375 — 17,310 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
28,045,330 1,501,099 (4,227,124) (1,051,294) 24,268,011 — 2,670,955 —
Voya Multi-Manager International
Equity Fund - Class I
79,766,839 13,809,180 (1,378,619) (1,623,619) 90,573,781 — 662,803 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
11,654,890 919,734 (2,401,783) 692,119 10,864,960 — (114,250) —
Voya Russell
TM
Large Cap Growth
Index Portfolio - Class I
34,977,236 3,592,691 (2,047,505) (4,597,298) 31,925,124 — 1,161,400 —
Voya Small Cap Growth Fund -
Class R6
4,079,877 202,512 (380,632) (241,265) 3,660,492 — 146,918 —
Voya U.S. Stock Index Portfolio -
Class I
163,225,861 14,339,196 (3,008,995) (8,600,345) 165,955,717 — 709,805 —
VY
®
Invesco Comstock Portfolio -
Class I
14,973,217 145,608 (5,419,342) (818) 9,698,665 — 243,350 —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
36,838,861 2,647,797 (1,767,960) (1,250,528) 36,468,170 — (199,944) —

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
3
Voya Solution 2045 Portfolio
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
$ 9,009,045 $ 983,659 $ (777,806) $ (667,906) $ 8,546,992 $ — $ 101,808 $ —
$ 432,642,498 $ 66,784,877 $ (46,557,854) $ (21,311,744) $ 431,557,777 $ 351,234 $ 5,749,887 $ 2,119,906
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
At March 31, 2026, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note 111 06/30/26 $ 12,007,945 $ (171,920)
$ 12,007,945 $ (171,920)
Short Contracts:
3-month SOFR (49) 09/15/26 (11,801,037) 19,502
$ (11,801,037) $ 19,502
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 32,814,734
Gross Unrealized Depreciation (5,660,926)
Net Unrealized Appreciation $ 27,153,808